Other Operating Income (Expense), Net - Disclosure of Other Operating Income Expense (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Collateralised Loans On Accounts Receivable Trade [member]
Other operating income expense net [line items]
Impairment losses	$ 32.2
Lineage [member]
Other operating income expense net [line items]
Impairment losses	61.3
Aircraft [member]
Other operating income expense net [line items]
Impairment losses	$ 2.8